INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income (Loss) Before Income Taxes by Geographic Location

Income (loss) before income taxes by geographic location is as follows:

(in US$ thousands )	2014	2015	2016
Taiwan operations	$(13,158)	$(13,177)	$(1,119)
Non-Taiwan operations	8,095	10,475	(6,096)
	$(5,063)	$(2,702)	$(7,215)

Components of Income Tax Benefit Expense by Taxing Jurisdiction

The components of income tax benefit (expense) by taxing jurisdiction are as follows:

( in US$ thousands )	2014	2015	2016
Taiwan:
Current	$74	$198	$1,108
Deferred	—	—	—
	$74	$198	$1,108
Non-Taiwan:
Current	$(1)	$—	$—
Deferred	—	216	41
	$(1)	$216	$41
Total current income tax benefit	$73	$198	$1,108
Total deferred income tax benefit	$—	$216	$41
Total income tax benefit	$73	$414	$1,149

Reconciliation of Effective Tax Rate Related to Statutory Taiwan Federal Tax Rate

A reconciliation of our effective tax rate related to the statutory tax rate in Taiwan, where our major operations are based, is as follows:

	2014	2015	2016
Taiwan statutory rate, including taxes on income and retained earnings	23.85%	23.85%	23.85%
Foreign tax differential	42.23%	183.28%	(12.37)%
Tax-exempt income	0.00%	2.71%	3.28%
Non-deductible items - bad debts	(5.16)%	(57.91)%	(3.08)%
Other non-deductible expenses	0.00%	(17.47)%	(1.65)%
Changes in unrecognized tax benefits	(3.15)%	6.84%	1.10%
Adjustment for prior year payable	1.81%	0.00%	0.04%
Change in valuation allowance	(52.97)%	(130.14)%	6.87%
Other	(5.16)%	4.17%	(2.12)%
Effective rate	1.45%	15.33%	15.92%

Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2014, 2015 and 2016 are as follows:

(in US$ thousands)	2014	2015	2016
Balance at beginning of year	$4,754	$7,147	$11,025
Subsequent reversal and utilization of valuation allowance	—	—	(753)
Additions to valuation allowance	2,682	4,185	1,739
Divestitures	—	—	(312)
Exchange differences	(289)	(307)	153
Balance at end of year	$7,147	$11,025	$11,852

Net Operating Loss Carryforwards Available to Offset Future Income

As of December 31, 2016, we had net operating loss carryforwards available to offset future taxable income, shown below by major jurisdictions:

Jurisdiction	Amount	Expiring year
Hong Kong	$14,930	indefinite
Taiwan	24,843	2020~2026
	$39,773

Accumulated Statutory Losses available to Offset Future Undistributed Earnings	As of December 31, 2016, we had accumulated statutory losses from Taiwan operations available to offset future undistributed earnings:
Jurisdiction	Amount	Expiring year
Taiwan	$44,431	indefinite

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits Excluding Effects of Accrued Interest

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding the effects of accrued interest) for the years 2014, 2015 and 2016 are as follows:

(in US$ thousands)	2014	2015	2016
Balance at beginning of year	$8,798	$8,287	$1,203
Increase related to prior year tax positions	—	—	1,025
Decrease related to prior year tax positions	—	(185)	—
Settlement	—	(6,830)	—
Expiration of statute of limitations	—	—	(1,225)
Exchange differences	(511)	(69)	21
Balance at end of year	$8,287	$1,203	$1,024

Deferred Tax Assets
Significant Components of Deferred Tax Assets and Liabilities

The significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2015	2016
Net operating loss carryforwards	$8,475	$9,730
Prepaid licensing and royalty fees	1,035	952
Investments	814	501
Intangible assets and goodwill	282	226
Share-based compensation	271	276
Other	148	167
	11,025	11,852
Less: valuation allowance	(11,025)	(11,852)
Deferred tax assets - net	$—	$—

Deferred Tax Liability
Significant Components of Deferred Tax Assets and Liabilities

The significant components of our deferred tax liabilities consist of the following:

(in US$ thousands)	December 31
	2015	2016
Investment in subsidiaries, principally due to undistributed income	$1,712	$1,671